AMALGAMATION	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about business combination [abstract]
AMALGAMATION

3. AMALGAMATION

On April 26, 2022, PNRC and NAN entered into a definitive amalgamation agreement (the “Amalgamation Agreement”) in respect of their previously-announced RTO transaction, pursuant to which PNRC would “go-public” by way of a reverse takeover of NAN.

Transaction Particulars

Pursuant to the Amalgamation Agreement:

(a)	NAN’s subsidiary, 1000178269 Ontario Inc. (“NAN Subco”), amalgamated with PNRC under Section 174 of the OBCA to form one corporation;

(b)	Holders of PNRC shares exchanged their shares at a rate of 1.054 shares of NAN for each share of PNRC (the “Exchange Ratio”), after giving effect to a 5-to-1 share consolidation for each outstanding share of NAN; and

(c)	the transactions resulted in an RTO of the Company in accordance with the policies of the TSXV, all in the manner contemplated by, and pursuant to, the terms and conditions of the Amalgamation Agreement.

In connection with the RTO, NAN, among other things: (a) changed its name to “Premium Nickel Resources Ltd.”; (b) changed its stock exchange ticker symbol to “PNRL”; and (c) reconstituted the board of directors and management of the Company. The outstanding options of PNRC immediately prior to the effective time of the RTO were exchanged and adjusted pursuant to the terms of the Amalgamation Agreement such that holders thereof were entitled to acquire, following the closing of the RTO, options of the Company after giving effect to the Exchange Ratio, as applicable.

Pursuant to the Amalgamation Agreement, the Company issued 82,157,536 common shares of the Company (on a post-consolidation basis) in exchange for 77,948,368 outstanding shares of PNRC immediately prior to the effective time of the RTO. Immediately after giving effect to the RTO Transaction, the Company was owned approximately 72.1% by persons who were shareholders of PNRC prior to the RTO and 27.9% by persons who were shareholders of NAN prior to the RTO.

Prior to this exchange, NAN had 31,748,399 shares outstanding (on a post-consolidation basis). Taking into account the composition of the board and senior management and the relative ownership percentages of NAN and PNRC shareholders in the newly combined enterprise, from an accounting perspective PNRC is considered to have acquired NAN, and hence the transaction has been recorded as a reverse takeover.

The substance of the transaction was a reverse acquisition of a public company. The transaction did not constitute a business acquisition as NAN did not meet the definition of a business under IFRS 3 as it had no inputs or processes. As a result, the transaction was accounted for as a capital transaction with NAN being identified as the accounting acquiree and the equity consideration being measured at fair value (“FV”).

The purchase price was determined based on the number of shares that PNRC would have had to issue on the date of closing to give the owners of NAN the same percentage equity (27.9%) of the combined entity as they held subsequent to the reverse takeover.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023

(Expressed in Canadian dollars)

The costs of the acquisition have been allocated as follows:

FV of shares transferred	$77,431,152
FV of options, warrants and agent warrants	9,665,577
FV of preferred shares	31,516
Settlement of pre-existing relationship – 15% warrant and shares*	(47,985,863)

Total FV of consideration transferred	$39,142,383

Cash	$11,051,917
Trade and other receivables	450,522
Property, plant and equipment	14,111
Trade payables and accrued liabilities	(1,548,582)
Net assets acquired	9,967,968

Loss on acquisition	29,174,415
$39,142,383

*Pre-existing relationship

Before the closing of the RTO, NAN owned 7,667,707 common shares of PNRC and a 15% warrant which entitled NAN to purchase common shares of PNRC for up to 15% of the then outstanding capital of PNRC upon payment of USD 10,000,000 prior to the fifth anniversary of the date of issue (the “15% Warrant”). Prior to the date that the Amalgamation became effective, the PNRC shares and the 15% Warrant held by NAN were contributed to NAN Subco, as part of the securities contribution, resulting in such securities being cancelled at law by operation of the triangular amalgamation.

Prior to the RTO, the fair value of the 15% Warrant and the shares held by NAN were $28,275,255 and $19,710,608, respectively. The fair value of the shares was calculated based on the last offer price of PNRC’s financing prior to the RTO, and the fair value of the warrants was calculated using the Black-Sholes Model with the following assumptions: expected life of 2.57 years, expected dividend yield of 0%, a risk free rate of 3.14% and an expected volatility of 141.63%. As they were the securities contributed by NAN on the closing of the RTO, the fair value of the warrants and shares were included as part of the consideration on the acquisition date.

Pursuant to the RTO, an aggregate of 8,827,250 options to purchase common shares of the Company (“Replacement Options”) were issued (on a post 5:1 consolidation basis) to the former holders of options to purchase common shares of PNRC (prior to the RTO) (“PNRC Options”) in exchange for 8,375,000 PNRC Options. The Replacement Options issued to the former holders of PNRC Options were on the same terms and conditions as those exchanged by PNRC holders except all the previously unvested options vested immediately. Immediately prior to the completion of the RTO, PNRC had 2,383,333 unvested options outstanding which re-evaluated at a fair value of $5,138,022 upon the completion of the RTO according to IFRS2.

Given that the RTO has been accounted for as a reverse takeover of NAN by PNRC, from an accounting perspective, PNRC was deemed to have issued options and warrants to the former security holders of NAN. Immediately prior to the closing of the RTO, NAN had 2,995,794 options and 2,228,340 warrants outstanding, respectively, as well as 118,186 preferred shares that could be converted to 13,131 common shares of NAN (on a post-consolidation basis). The aggregate fair value of such 2,995,794 options, 2,228,340 warrants and 118,186 preferred shares of NAN was $9,665,577, and this amount was included as a component of the purchase price. Costs related to the transaction were $2,327,125 and were expensed as incurred.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023

(Expressed in Canadian dollars)

The fair value of NAN’s options and warrants as at August 3, 2022 was calculated using the following assumptions:

As of August 3, 2022	Warrants	Options
Expected dividend yield	0%	0%
Share price of last financing	$0.48	$0.48
Expected share price volatility	64.91% -113.22%	133.15% - 143.3%
Risk free interest rate	3.18%	2.85% - 3.08%
Remaining life of warrants & options	0.03 - 2 years	2.56 – 4.23 years

For purposes of determining the fair value of the share consideration exchanged on the RTO, the shares of PNRC were valued at USD 2.00 per share, the offering price for the PNRC shares on the last PNRC equity financing prior to the RTO. The RTO resulted in a loss of $29,174,415 with respect to the fair value of the consideration transferred over the fair value of identifiable net assets, which has been recorded as a loss during the year in other income.